Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Commodity swap liability
Financial assets, carrying value	$ 69,615	$ 269,004	$ 266,111
Financial assets, fair value	69,615	269,004	266,111
Financial liability	914,730	290,151	262,574
Financial liabilities, fair value	924,842	294,583	283,480
Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	606,889	282,709	254,134
Financial liabilities, fair value	617,001	287,141	275,040
Financial liabilities at fair value through profit or loss
Commodity swap liability
Financial liability	307,841	7,442	8,440
Financial liabilities, fair value	307,841	7,442	8,440
Trade and other payables | Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	89,921	927	604
Financial liabilities, fair value	89,921	927	604
Lease liability | Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	15,806
Financial liabilities, fair value	15,806
Loans and borrowings | Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	448,875	786
Financial liabilities, fair value	458,987	786
Other financial liabilities (excluding contingent consideration) | Financial liabilities measured at amortised cost
Commodity swap liability
Financial liability	52,287	280,996	253,530
Financial liabilities, fair value	52,287	285,428	274,436
Royalty Deed | Level 3
Commodity swap liability
Financial liability	43,985
Financial liabilities, fair value	43,985
Contingent copper consideration | Level 3
Commodity swap liability
Financial liability	84,200
Financial liabilities, fair value	84,200
Deferred consideration | Level 2
Commodity swap liability
Financial liability	81,129
Financial liabilities, fair value	81,129
Public warrants | Level 1
Commodity swap liability
Financial liability	15,113	4,335	5,174
Financial liabilities, fair value	15,113	4,335	5,174
Private warrants | Level 2
Commodity swap liability
Financial liability	11,176	3,107	3,266
Financial liabilities, fair value	11,176	3,107	3,266
Mezz Warrants | Level 3
Commodity swap liability
Financial liability	16,906
Financial liabilities, fair value	16,906
Mezz Facility embedded derivative | Level 2
Commodity swap liability
Financial liability	42,635
Financial liabilities, fair value	42,635
Copper stream embedded derivative | Level 3
Commodity swap liability
Financial liability	138
Financial liabilities, fair value	138
Commodity swap liability | Level 2
Commodity swap liability
Financial liability	12,559
Financial liabilities, fair value	12,559
Cash and cash equivalents | Fair value through profit or loss | Level 1
Commodity swap liability
Financial assets, carrying value	32,372	42	955
Financial assets, fair value	32,372	42	955
Trade and other receivables | Financial liabilities at fair value through profit or loss | Level 1
Commodity swap liability
Financial assets, carrying value	33,242	53
Financial assets, fair value	33,242	53
Investments | Fair value through profit or loss | Level 1
Commodity swap liability
Financial assets, carrying value		268,909	265,156
Financial assets, fair value		$ 268,909	$ 265,156
Silver stream embedded derivative | Fair value through profit or loss | Level 3
Commodity swap liability
Financial assets, carrying value	3,090
Financial assets, fair value	3,090
Copper stream embedded derivative | Fair value through profit or loss | Level 3
Commodity swap liability
Financial assets, carrying value	911
Financial assets, fair value	$ 911